SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Balance Sheet)(Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and cash equivalents	$ 66.6	$ 392.0	$ 232.4	$ 256.8
Receivables, net	790.5	783.4	321.3
Intercompany receivables	0.0	0.0	0.0
Income taxes receivable	45.8	32.9	3.2
Inventories	636.2	685.2	221.6
Current deferred income taxes	0.0	0.0	49.7
Other Assets, Current	23.8	39.9	16.1
Assets, Current	1,562.9	1,933.4	844.3
Property, Plant and Equipment, Net	3,793.3	3,953.4	917.6
Investment in subsidiaries	0.0	0.0	0.0
Deferred income taxes	107.0	95.9	13.1
Other Assets, Noncurrent	588.6	454.6	54.8
Long-term receivables—affiliates	0.0	0.0
Intangible Assets, Net	671.2	677.5	116.2
Goodwill	2,186.3	2,174.1	747.1	747.1
Assets	8,909.3	9,288.9	2,693.1
Current installments of long-term debt	80.3	205.0	141.2
Accounts payable	536.4	608.2	148.6
Intercompany payables	0.0	0.0	0.0
Income taxes payable	8.2	4.9	11.1
Accrued Liabilities, Current	293.6	328.1	205.4
Liabilities, Current	918.5	1,146.2	506.3
Long-term Debt, Excluding Current Maturities	3,615.5	3,643.8	522.9
Accrued pension liability	616.7	648.9	152.5
Deferred income taxes	1,079.3	1,095.2	99.5
Long-term payables—affiliates	0.0	0.0
Other Liabilities, Noncurrent	348.3	336.0	359.4
Liabilities	6,578.3	6,870.1	1,640.6
Commitments and contingencies
Common Stock, Value, Issued	165.2	165.1	77.5
Additional Paid in Capital, Common Stock	2,240.3	2,236.4	794.2
Accumulated other comprehensive loss	(479.3)	(492.5)	(434.3)	(443.1)
Retained Earnings (Accumulated Deficit)	404.8	509.8	615.1
Total shareholders' equity	2,331.0	2,418.8	1,052.5	1,013.3
Liabilities and Equity	8,909.3	9,288.9	2,693.1
Parent Guarantor [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and cash equivalents	23.2	119.4	203.4	239.4
Receivables, net	98.2	107.7	133.1
Intercompany receivables	0.0	0.0	0.0
Income taxes receivable	35.1	27.3	3.2
Inventories	175.2	166.0	155.1
Current deferred income taxes	(2.6)	0.0	38.2
Other Assets, Current	146.1	152.1	116.9
Assets, Current	475.2	572.5	649.9
Property, Plant and Equipment, Net	494.7	508.7	505.8
Investment in subsidiaries	5,957.3	5,905.0	1,752.0
Deferred income taxes	21.1	155.6	72.3
Other Assets, Noncurrent	40.4	43.5	44.6
Long-term receivables—affiliates	0.0	0.0
Intangible Assets, Net	0.5	0.5	0.5
Goodwill	0.0	0.0	0.0
Assets	6,989.2	7,185.8	3,025.1
Current installments of long-term debt	68.1	192.8	129.0
Accounts payable	59.8	37.3	59.5
Intercompany payables	1,734.4	1,169.2	684.4
Income taxes payable	0.6	1.5	11.1
Accrued Liabilities, Current	133.4	227.8	143.0
Liabilities, Current	1,996.3	1,628.6	1,027.0
Long-term Debt, Excluding Current Maturities	1,090.8	1,084.0	498.2
Accrued pension liability	164.1	484.3	150.7
Deferred income taxes	(147.7)	0.0	0.0
Long-term payables—affiliates	1,277.3	1,296.4
Other Liabilities, Noncurrent	277.4	273.7	296.7
Liabilities	4,658.2	4,767.0	1,972.6
Commitments and contingencies
Common Stock, Value, Issued	165.2	165.1	77.5
Additional Paid in Capital, Common Stock	2,240.3	2,236.4	794.2
Accumulated other comprehensive loss	(479.3)	(492.5)	(434.3)
Retained Earnings (Accumulated Deficit)	404.8	509.8	615.1
Total shareholders' equity	2,331.0	2,418.8	1,052.5
Liabilities and Equity	6,989.2	7,185.8	3,025.1
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and cash equivalents	0.0	0.0	0.0	0.0
Receivables, net	0.0	0.0	0.0
Intercompany receivables	22.3	76.1	0.0
Income taxes receivable	0.0	0.0	0.0
Inventories	0.0	0.0	0.0
Current deferred income taxes	0.0	0.0	0.0
Other Assets, Current	0.0	5.0	0.0
Assets, Current	22.3	81.1	0.0
Property, Plant and Equipment, Net	0.0	0.0	0.0
Investment in subsidiaries	3,655.0	3,636.3	0.0
Deferred income taxes	0.0	0.0	0.0
Other Assets, Noncurrent	0.0	0.0	0.0
Long-term receivables—affiliates	2,544.1	2,562.6
Intangible Assets, Net	5.7	0.0	0.0
Goodwill	994.2	990.2	0.0
Assets	7,221.3	7,270.2	0.0
Current installments of long-term debt	0.0	0.0	0.0
Accounts payable	0.0	0.0	0.0
Intercompany payables	0.0	0.0	0.0
Income taxes payable	0.0	0.0	0.0
Accrued Liabilities, Current	0.0	0.0	0.0
Liabilities, Current	0.0	0.0	0.0
Long-term Debt, Excluding Current Maturities	2,512.3	2,547.4	0.0
Accrued pension liability	0.0	0.0	0.0
Deferred income taxes	294.7	294.8	0.0
Long-term payables—affiliates	281.7	286.5
Other Liabilities, Noncurrent	0.0	0.0	0.0
Liabilities	3,088.7	3,128.7	0.0
Commitments and contingencies
Common Stock, Value, Issued	0.0	0.0	0.0
Additional Paid in Capital, Common Stock	4,125.7	4,146.1	0.0
Accumulated other comprehensive loss	0.0	0.0	0.0
Retained Earnings (Accumulated Deficit)	6.9	(4.6)	0.0
Total shareholders' equity	4,132.6	4,141.5	0.0
Liabilities and Equity	7,221.3	7,270.2	0.0
Subsidiary Non-Guarantor [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and cash equivalents	43.4	272.6	29.0	17.4
Receivables, net	692.3	679.4	188.2
Intercompany receivables	1,712.1	1,093.1	684.4
Income taxes receivable	10.7	5.7	0.0
Inventories	461.0	519.2	66.5
Current deferred income taxes	2.6	2.7	11.5
Other Assets, Current	5.4	4.6	1.8
Assets, Current	2,927.5	2,577.3	981.4
Property, Plant and Equipment, Net	3,298.6	3,444.7	411.8
Investment in subsidiaries	0.0	0.0	0.0
Deferred income taxes	85.9	84.9	0.0
Other Assets, Noncurrent	548.2	411.1	10.2
Long-term receivables—affiliates	0.0	0.0
Intangible Assets, Net	665.0	677.0	115.7
Goodwill	1,192.1	1,183.9	747.1
Assets	8,717.3	8,378.9	2,266.2
Current installments of long-term debt	12.2	12.2	12.2
Accounts payable	476.6	576.6	89.6
Intercompany payables	0.0	0.0	0.0
Income taxes payable	7.6	6.1	0.0
Accrued Liabilities, Current	287.9	221.3	163.8
Liabilities, Current	784.3	816.2	265.6
Long-term Debt, Excluding Current Maturities	12.4	12.4	24.7
Accrued pension liability	452.6	164.6	1.8
Deferred income taxes	932.3	945.1	158.7
Long-term payables—affiliates	985.1	979.7
Other Liabilities, Noncurrent	70.9	61.1	63.4
Liabilities	3,237.6	2,979.1	514.2
Commitments and contingencies
Common Stock, Value, Issued	15.1	14.6	14.6
Additional Paid in Capital, Common Stock	4,756.4	4,789.6	672.6
Accumulated other comprehensive loss	(21.1)	(31.7)	(19.0)
Retained Earnings (Accumulated Deficit)	729.3	627.3	1,083.8
Total shareholders' equity	5,479.7	5,399.8	1,752.0
Liabilities and Equity	8,717.3	8,378.9	2,266.2
Eliminations [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and cash equivalents	0.0	0.0	0.0	$ 0.0
Receivables, net	0.0	(3.7)	0.0
Intercompany receivables	(1,734.4)	(1,169.2)	(684.4)
Income taxes receivable	0.0	(0.1)	0.0
Inventories	0.0	0.0	0.0
Current deferred income taxes	0.0	(2.7)	0.0
Other Assets, Current	(127.7)	(121.8)	(102.6)
Assets, Current	(1,862.1)	(1,297.5)	(787.0)
Property, Plant and Equipment, Net	0.0	0.0	0.0
Investment in subsidiaries	(9,612.3)	(9,541.3)	(1,752.0)
Deferred income taxes	0.0	(144.6)	(59.2)
Other Assets, Noncurrent	0.0	0.0	0.0
Long-term receivables—affiliates	(2,544.1)	(2,562.6)
Intangible Assets, Net	0.0	0.0	0.0
Goodwill	0.0	0.0	0.0
Assets	(14,018.5)	(13,546.0)	(2,598.2)
Current installments of long-term debt	0.0	0.0	0.0
Accounts payable	0.0	(5.7)	(0.5)
Intercompany payables	(1,734.4)	(1,169.2)	(684.4)
Income taxes payable	0.0	(2.7)	0.0
Accrued Liabilities, Current	(127.7)	(121.0)	(101.4)
Liabilities, Current	(1,862.1)	(1,298.6)	(786.3)
Long-term Debt, Excluding Current Maturities	0.0	0.0	0.0
Accrued pension liability	0.0	0.0	0.0
Deferred income taxes	0.0	(144.7)	(59.2)
Long-term payables—affiliates	(2,544.1)	(2,562.6)
Other Liabilities, Noncurrent	0.0	1.2	(0.7)
Liabilities	(4,406.2)	(4,004.7)	(846.2)
Commitments and contingencies
Common Stock, Value, Issued	(15.1)	(14.6)	(14.6)
Additional Paid in Capital, Common Stock	(8,882.1)	(8,935.7)	(672.6)
Accumulated other comprehensive loss	21.1	31.7	19.0
Retained Earnings (Accumulated Deficit)	(736.2)	(622.7)	(1,083.8)
Total shareholders' equity	(9,612.3)	(9,541.3)	(1,752.0)
Liabilities and Equity	$ (14,018.5)	$ (13,546.0)	$ (2,598.2)